Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE

Year(1)	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers	Average Compensation Actually Paid to Non-CEO Named Executive Officer(2)	Value of Initial Fixed $100 Investment Based On:		Net Income	Adjusted EBITDA(3)
					Total Share-holder Return	Peer Group Total Share-holder Return
2023	$7,810,028	$4,396,333	$2,212,277	$1,415,136	$46.19	$79.94	$(55,357,000)	$123,108,000
2022	$6,234,325	$(4,571,474)	$1,905,302	$(1,519,004)	$42.21	$82.12	$14,731,000	$120,174,000
2021	$6,244,695	$2,332,290	$2,028,857	$798,169	$74.63	$116.62	$(13,266,000)	$103,713,000
2020	$3,626,241	$71,886,945	$1,837,169	$12,730,099	$88.55	$104.12	$(49,397,000)	$87,877,000
(1)
Certara is providing this disclosure pursuant to 17 CFR 229.402(v) for the last four fiscal years, instead of five years, and will provide disclosure for an additional year in the next annual filing in which this disclosure is required. Company’s CEO and principal executive officer for each of the years presented was William F. Feehery. .

(2)
As required by 17 CFR 229.402(v)(3), the following tables disclose each of the amounts deducted and added to columns (c) (Compensation Actually Paid to CEO) and (e) (Average Compensation Actually Paid to Non-CEO Named Executive Officers):

Fiscal Year 2020:
Description	CEO	Non-PEOs NEOS*
Compensation as reported in the summary compensation table	$3,626,241	$1,837,169
Minus
Grant date fair value from summary compensation table	$(2,238,677)	$(1,385,758)
Plus
Year-end fair value of any equity awards granted during the respective year that remain outstanding and unvested at the end of the year	$6,149,449	$7,613,117
Year-over-year change in fair value as of the respective year-end for equity awards granted in a prior year that remain outstanding and vested at the end of that year	$26,321,151	$2,959,297
Fair value as of the vesting date for any equity awards granted and vested within the respective year	$33,834,317	$1,706,275
Change in fair value from the prior year-end to the vesting date for equity awards granted in a prior year that vested during the respective year	$4,194,464	—
Reduction for the fair value as of the end of the prior year for any equity awards granted during that prior year that failed to vesting during the respective year	—	—
Value of any dividends or other earnings paid on equity awards prior to vesting date that are not otherwise included in the fair value of the award or other reported compensation amounts	—	—
Total	$71,886,945	$12,730,099

*
NEOs for fiscal year 2020 are Messrs. M. Andrew Schemick and Leif Pedersen.

For Fiscal Year 2021:
Description	CEO	Non-PEO NEOS*
Compensation as reported in the summary compensation table	$6,244,695	$2,028,857
Minus
Grant date fair value from summary compensation table	$(4,999,995)	$(1,502,429)
Plus
Year-end fair value of any equity awards granted during the respective year that remain outstanding and unvested at the end of the year	$5,074,995	$1,524,608
Year-over-year change in fair value as of the respective year-end for equity awards granted in a prior year that remain outstanding and vested at the end of that year	$(3,386,287)	$(1,269,890)
Fair value as of the vesting date for any equity awards granted and vested within the respective year	$(601,118)	$17,022
Change in fair value from the prior year-end to the vesting date for equity awards granted in a prior year that vested during the respective year	—	—
Reduction for the fair value as of the end of the prior year for any equity awards granted during that prior year that failed to vesting during the respective year	—	—
Value of any dividends or other earnings paid on equity awards prior to vesting date that are not otherwise included in the fair value of the award or other reported compensation amounts	—	—
Total	$2,332,290	$798,169

*
NEOs for fiscal year 2021 are Messrs. M. Andrew Schemick, Leif E. Pedersen, Robert P. Aspbury, Justin Edge and Craig Rayner.

For Fiscal Year 2022:
Description	CEO	Non-PEO NEOS*
Compensation as reported in the summary compensation table	$6,234,325	$1,905,302
Minus
Grant date fair value from summary compensation table	$(4,883,430)	$(1,309,669)
Plus
Year-end fair value of any equity awards granted during the respective year that remain outstanding and unvested at the end of the year	$2,424,943	$647,159
Year-over-year change in fair value as of the respective year-end for equity awards granted in a prior year that remain outstanding and vested at the end of that year	$(4,773,902)	$(1,875,780)
Fair value as of the vesting date for any equity awards granted and vested within the respective year	$(3,573,410)	$(886,016)
Change in fair value from the prior year-end to the vesting date for equity awards granted in a prior year that vested during the respective year	—	—
Reduction for the fair value as of the end of the prior year for any equity awards granted during that prior year that failed to vesting during the respective year	—	—
Value of any dividends or other earnings paid on equity awards prior to vesting date that are not otherwise included in the fair value of the award or other reported compensation amounts	—	—
Total	$(4,571,474)	$(1,519,004)

*
NEOs for fiscal year 2022 are Messrs. M. Andrew Schemick, Leif E. Pedersen, Patrick F. Smith, and Robert P. Aspbury.

For Fiscal Year 2023:
Description	CEO	Non-PEO NEOS*
Compensation as reported in the summary compensation table	$7,810,028	$2,212,277
Minus
Grant date fair value from summary compensation table	$(6,485,296)	$(1,615,932)
Plus
Year-end fair value of any equity awards granted during the respective year that remain outstanding and unvested at the end of the year	$1,978,207	$2,989,888
Year-over-year change in fair value as of the respective year-end for equity awards granted in a prior year that remain outstanding and vested at the end of that year	$143,583	$393,672
Fair value as of the vesting date for any equity awards granted and vested within the respective year	—	—
Change in fair value from the prior year-end to the vesting date for equity awards granted in a prior year that vested during the respective year	$949,812	$277,960
Reduction for the fair value as of the end of the prior year for any equity awards granted during that prior year that failed to be vesting during the respective year	—	$(2,842,728)
Value of any dividends or other earnings paid on equity awards prior to vesting date that are not otherwise included in the fair value of the award or other reported compensation amounts	—	—
Total	$4,396,333	$1,415,136

*
NEOs for fiscal year 2023 are Messrs. John Gallagher III, Leif E. Pedersen, Patrick F. Smith, Robert P. Aspbury, and M. Andrew Schemick.

(3)
Management uses various financial metrics, including total revenues, income from operations, net income, and certain metrics that are not required by, or presented in accordance with, GAAP, such as adjusted EBITDA, adjusted net income, and adjusted diluted earnings per share, to measure and assess the performance of our business, to evaluate the effectiveness of our business strategies, to make budgeting decisions, to make certain compensation decisions, and to compare our performance against that of other peer companies using similar measures. We believe that presentation of the GAAP and the non-GAAP metrics in this filing will aid investors in understanding our business. Management measures operating performance based on adjusted EBITDA defined for a particular period as net income (loss) excluding interest expense, provision (benefit) for income taxes, depreciation and amortization expense, intangible asset amortization, equity-based compensation expense, goodwill impairment expense, acquisition and integration expense, and other items not indicative of our ongoing operating performance. Management also measures operating performance based on adjusted net income defined for a particular period as net income (loss) excluding, equity-based compensation expense, amortization of acquisition-related intangible assets, acquisition and integration expense, and other items not indicative of our ongoing operating performance. Further, management measures operating performance based on adjusted diluted earnings per share defined for a particular period as adjusted net income divided by the weighted-average diluted common shares outstanding.

We believe adjusted EBITDA, adjusted net income, and adjusted diluted earnings per share are helpful to investors, analysts, and other interested parties because they can assist in providing a more consistent and comparable overview of our operations across our historical periods. In addition, these measures are frequently used by analysts, investors, and other interested parties to evaluate and assess performance. Adjusted EBITDA, adjusted net income, and adjusted diluted earnings per share are non-GAAP measures and are presented for supplemental purposes only and should not be considered as an alternative or substitute to financial information presented in accordance with GAAP. Adjusted EBITDA, adjusted net income and adjusted diluted earnings per share have certain limitations in that they do not include the impact of certain expenses that are reflected in our consolidated statements of operations and comprehensive income (loss) that are necessary to run our business. Other companies, including other companies in our industry, may not use these measures and may calculate both differently than as presented, limiting the usefulness as a comparative measure.
The compensation paid to our principal executive officer, Dr. Feehery and NEOs set forth in the table above include the value of equity granted prior to the IPO (under our Equity Incentive Plan) and after the IPO (under our 2020 Incentive Plan). For a description of the type of equity granted under our 2017 Incentive Plan, see “— Narrative Disclosure to Summary Compensation Table and Grants of Plan-Based Awards Table; Pre-IPO Class B Units and Converted Restricted Stock.” For a description of the type of equity granted our 2020 Incentive Plan, see “Narrative Disclosure to Summary Compensation Table and Grants of Plan-Based Awards Table; Post-IPO Equity Awards.”
Prior to the IPO, the Class B Units were valued by EQT on a quarterly basis based on EQT’s internal analysis, leveraging commonly recognized valuation methodologies, but also periodically determined by an independent valuation advisor. For purposes of determining compensation actually paid, we calculated the value of the applicable Class B Units at the end of 2019 based on the fair value attributed to them on that date. We then determined the value of the common stock at the time periods required for the number of shares for which the applicable number of Class B Units were exchanged using the conversion formula used in the exchange of Class B Units for common shares at the time of the IPO.
The vast majority of “compensation actually paid” for our CEO and NEOs in 2020 is based on the material increase in value from the equity awards pre-IPO v. post-IPO, and, for our CEO, the accelerated vesting of his performance-based profits interest units (“PIUs”) at the time of the IPO. Accordingly, the value of compensation actually paid for 2020 is atypical and a direct result of (i) the fact that the pre-IPO was illiquid and therefore represents the accumulated increase of value in the equity over more than one year, (ii) for our CEO, the accelerated vesting of certain PIUs at the time of the IPO, and (iii) the increase in market value of the Company as a result of the IPO process.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	NEOs for fiscal year 2023 are Messrs. John Gallagher III, Leif E. Pedersen, Patrick F. Smith, Robert P. Aspbury, and M. Andrew Schemick.	NEOs for fiscal year 2022 are Messrs. M. Andrew Schemick, Leif E. Pedersen, Patrick F. Smith, and Robert P. Aspbury.	NEOs for fiscal year 2021 are Messrs. M. Andrew Schemick, Leif E. Pedersen, Robert P. Aspbury, Justin Edge and Craig Rayner.	NEOs for fiscal year 2020 are Messrs. M. Andrew Schemick and Leif Pedersen.
PEO Total Compensation Amount	$ 7,810,028	$ 6,234,325	$ 6,244,695	$ 3,626,241
PEO Actually Paid Compensation Amount	$ 4,396,333	(4,571,474)	2,332,290	71,886,945
Adjustment To PEO Compensation, Footnote
(2)
As required by 17 CFR 229.402(v)(3), the following tables disclose each of the amounts deducted and added to columns (c) (Compensation Actually Paid to CEO) and (e) (Average Compensation Actually Paid to Non-CEO Named Executive Officers):

Fiscal Year 2020:
Description	CEO	Non-PEOs NEOS*
Compensation as reported in the summary compensation table	$3,626,241	$1,837,169
Minus
Grant date fair value from summary compensation table	$(2,238,677)	$(1,385,758)
Plus
Year-end fair value of any equity awards granted during the respective year that remain outstanding and unvested at the end of the year	$6,149,449	$7,613,117
Year-over-year change in fair value as of the respective year-end for equity awards granted in a prior year that remain outstanding and vested at the end of that year	$26,321,151	$2,959,297
Fair value as of the vesting date for any equity awards granted and vested within the respective year	$33,834,317	$1,706,275
Change in fair value from the prior year-end to the vesting date for equity awards granted in a prior year that vested during the respective year	$4,194,464	—
Reduction for the fair value as of the end of the prior year for any equity awards granted during that prior year that failed to vesting during the respective year	—	—
Value of any dividends or other earnings paid on equity awards prior to vesting date that are not otherwise included in the fair value of the award or other reported compensation amounts	—	—
Total	$71,886,945	$12,730,099

*
NEOs for fiscal year 2020 are Messrs. M. Andrew Schemick and Leif Pedersen.

For Fiscal Year 2021:
Description	CEO	Non-PEO NEOS*
Compensation as reported in the summary compensation table	$6,244,695	$2,028,857
Minus
Grant date fair value from summary compensation table	$(4,999,995)	$(1,502,429)
Plus
Year-end fair value of any equity awards granted during the respective year that remain outstanding and unvested at the end of the year	$5,074,995	$1,524,608
Year-over-year change in fair value as of the respective year-end for equity awards granted in a prior year that remain outstanding and vested at the end of that year	$(3,386,287)	$(1,269,890)
Fair value as of the vesting date for any equity awards granted and vested within the respective year	$(601,118)	$17,022
Change in fair value from the prior year-end to the vesting date for equity awards granted in a prior year that vested during the respective year	—	—
Reduction for the fair value as of the end of the prior year for any equity awards granted during that prior year that failed to vesting during the respective year	—	—
Value of any dividends or other earnings paid on equity awards prior to vesting date that are not otherwise included in the fair value of the award or other reported compensation amounts	—	—
Total	$2,332,290	$798,169

*
NEOs for fiscal year 2021 are Messrs. M. Andrew Schemick, Leif E. Pedersen, Robert P. Aspbury, Justin Edge and Craig Rayner.

For Fiscal Year 2022:
Description	CEO	Non-PEO NEOS*
Compensation as reported in the summary compensation table	$6,234,325	$1,905,302
Minus
Grant date fair value from summary compensation table	$(4,883,430)	$(1,309,669)
Plus
Year-end fair value of any equity awards granted during the respective year that remain outstanding and unvested at the end of the year	$2,424,943	$647,159
Year-over-year change in fair value as of the respective year-end for equity awards granted in a prior year that remain outstanding and vested at the end of that year	$(4,773,902)	$(1,875,780)
Fair value as of the vesting date for any equity awards granted and vested within the respective year	$(3,573,410)	$(886,016)
Change in fair value from the prior year-end to the vesting date for equity awards granted in a prior year that vested during the respective year	—	—
Reduction for the fair value as of the end of the prior year for any equity awards granted during that prior year that failed to vesting during the respective year	—	—
Value of any dividends or other earnings paid on equity awards prior to vesting date that are not otherwise included in the fair value of the award or other reported compensation amounts	—	—
Total	$(4,571,474)	$(1,519,004)

*
NEOs for fiscal year 2022 are Messrs. M. Andrew Schemick, Leif E. Pedersen, Patrick F. Smith, and Robert P. Aspbury.

For Fiscal Year 2023:
Description	CEO	Non-PEO NEOS*
Compensation as reported in the summary compensation table	$7,810,028	$2,212,277
Minus
Grant date fair value from summary compensation table	$(6,485,296)	$(1,615,932)
Plus
Year-end fair value of any equity awards granted during the respective year that remain outstanding and unvested at the end of the year	$1,978,207	$2,989,888
Year-over-year change in fair value as of the respective year-end for equity awards granted in a prior year that remain outstanding and vested at the end of that year	$143,583	$393,672
Fair value as of the vesting date for any equity awards granted and vested within the respective year	—	—
Change in fair value from the prior year-end to the vesting date for equity awards granted in a prior year that vested during the respective year	$949,812	$277,960
Reduction for the fair value as of the end of the prior year for any equity awards granted during that prior year that failed to be vesting during the respective year	—	$(2,842,728)
Value of any dividends or other earnings paid on equity awards prior to vesting date that are not otherwise included in the fair value of the award or other reported compensation amounts	—	—
Total	$4,396,333	$1,415,136

*
NEOs for fiscal year 2023 are Messrs. John Gallagher III, Leif E. Pedersen, Patrick F. Smith, Robert P. Aspbury, and M. Andrew Schemick.

Non-PEO NEO Average Total Compensation Amount	$ 2,212,277	1,905,302	2,028,857	1,837,169
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,415,136	(1,519,004)	798,169	12,730,099
Adjustment to Non-PEO NEO Compensation Footnote
(2)
As required by 17 CFR 229.402(v)(3), the following tables disclose each of the amounts deducted and added to columns (c) (Compensation Actually Paid to CEO) and (e) (Average Compensation Actually Paid to Non-CEO Named Executive Officers):

Fiscal Year 2020:
Description	CEO	Non-PEOs NEOS*
Compensation as reported in the summary compensation table	$3,626,241	$1,837,169
Minus
Grant date fair value from summary compensation table	$(2,238,677)	$(1,385,758)
Plus
Year-end fair value of any equity awards granted during the respective year that remain outstanding and unvested at the end of the year	$6,149,449	$7,613,117
Year-over-year change in fair value as of the respective year-end for equity awards granted in a prior year that remain outstanding and vested at the end of that year	$26,321,151	$2,959,297
Fair value as of the vesting date for any equity awards granted and vested within the respective year	$33,834,317	$1,706,275
Change in fair value from the prior year-end to the vesting date for equity awards granted in a prior year that vested during the respective year	$4,194,464	—
Reduction for the fair value as of the end of the prior year for any equity awards granted during that prior year that failed to vesting during the respective year	—	—
Value of any dividends or other earnings paid on equity awards prior to vesting date that are not otherwise included in the fair value of the award or other reported compensation amounts	—	—
Total	$71,886,945	$12,730,099

*
NEOs for fiscal year 2020 are Messrs. M. Andrew Schemick and Leif Pedersen.

For Fiscal Year 2021:
Description	CEO	Non-PEO NEOS*
Compensation as reported in the summary compensation table	$6,244,695	$2,028,857
Minus
Grant date fair value from summary compensation table	$(4,999,995)	$(1,502,429)
Plus
Year-end fair value of any equity awards granted during the respective year that remain outstanding and unvested at the end of the year	$5,074,995	$1,524,608
Year-over-year change in fair value as of the respective year-end for equity awards granted in a prior year that remain outstanding and vested at the end of that year	$(3,386,287)	$(1,269,890)
Fair value as of the vesting date for any equity awards granted and vested within the respective year	$(601,118)	$17,022
Change in fair value from the prior year-end to the vesting date for equity awards granted in a prior year that vested during the respective year	—	—
Reduction for the fair value as of the end of the prior year for any equity awards granted during that prior year that failed to vesting during the respective year	—	—
Value of any dividends or other earnings paid on equity awards prior to vesting date that are not otherwise included in the fair value of the award or other reported compensation amounts	—	—
Total	$2,332,290	$798,169

*
NEOs for fiscal year 2021 are Messrs. M. Andrew Schemick, Leif E. Pedersen, Robert P. Aspbury, Justin Edge and Craig Rayner.

For Fiscal Year 2022:
Description	CEO	Non-PEO NEOS*
Compensation as reported in the summary compensation table	$6,234,325	$1,905,302
Minus
Grant date fair value from summary compensation table	$(4,883,430)	$(1,309,669)
Plus
Year-end fair value of any equity awards granted during the respective year that remain outstanding and unvested at the end of the year	$2,424,943	$647,159
Year-over-year change in fair value as of the respective year-end for equity awards granted in a prior year that remain outstanding and vested at the end of that year	$(4,773,902)	$(1,875,780)
Fair value as of the vesting date for any equity awards granted and vested within the respective year	$(3,573,410)	$(886,016)
Change in fair value from the prior year-end to the vesting date for equity awards granted in a prior year that vested during the respective year	—	—
Reduction for the fair value as of the end of the prior year for any equity awards granted during that prior year that failed to vesting during the respective year	—	—
Value of any dividends or other earnings paid on equity awards prior to vesting date that are not otherwise included in the fair value of the award or other reported compensation amounts	—	—
Total	$(4,571,474)	$(1,519,004)

*
NEOs for fiscal year 2022 are Messrs. M. Andrew Schemick, Leif E. Pedersen, Patrick F. Smith, and Robert P. Aspbury.

For Fiscal Year 2023:
Description	CEO	Non-PEO NEOS*
Compensation as reported in the summary compensation table	$7,810,028	$2,212,277
Minus
Grant date fair value from summary compensation table	$(6,485,296)	$(1,615,932)
Plus
Year-end fair value of any equity awards granted during the respective year that remain outstanding and unvested at the end of the year	$1,978,207	$2,989,888
Year-over-year change in fair value as of the respective year-end for equity awards granted in a prior year that remain outstanding and vested at the end of that year	$143,583	$393,672
Fair value as of the vesting date for any equity awards granted and vested within the respective year	—	—
Change in fair value from the prior year-end to the vesting date for equity awards granted in a prior year that vested during the respective year	$949,812	$277,960
Reduction for the fair value as of the end of the prior year for any equity awards granted during that prior year that failed to be vesting during the respective year	—	$(2,842,728)
Value of any dividends or other earnings paid on equity awards prior to vesting date that are not otherwise included in the fair value of the award or other reported compensation amounts	—	—
Total	$4,396,333	$1,415,136

*
NEOs for fiscal year 2023 are Messrs. John Gallagher III, Leif E. Pedersen, Patrick F. Smith, Robert P. Aspbury, and M. Andrew Schemick.

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid and Cumulative Stockholder Return CEO and NEOs CAP in millions; Company TSR and Peer TSR un US Dollar per share on return of $100.
Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid and Net Income CEO and NEOs CAP in millions; Net Income in millions
Compensation Actually Paid vs. Company Selected Measure	Relationship Between Compensation Actually Paid and Adjusted EBITDA CEO and NEOs CAP in millions; Adjusted EBITDA in millions.
Total Shareholder Return Vs Peer Group	Relationship Between Compensation Actually Paid and Cumulative Stockholder Return CEO and NEOs CAP in millions; Company TSR and Peer TSR un US Dollar per share on return of $100.
Tabular List, Table
Financial Performance Measures
The following is a list of financial performance measures that represent the most important financial performance measures (used by the Company to link compensation actually paid to our CEO and NEOs for fiscal year 2023 to Company performance):
▪
Revenue

▪
Adjusted EBITDA

▪
Bookings

Total Shareholder Return Amount	$ 46.19	42.21	74.63	88.55
Peer Group Total Shareholder Return Amount	79.94	82.12	116.62	104.12
Net Income (Loss)	$ (55,357,000)	$ 14,731,000	$ (13,266,000)	$ (49,397,000)
Company Selected Measure Amount	123,108,000	120,174,000	103,713,000	87,877,000
PEO Name	William F. Feehery
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(3)
Management uses various financial metrics, including total revenues, income from operations, net income, and certain metrics that are not required by, or presented in accordance with, GAAP, such as adjusted EBITDA, adjusted net income, and adjusted diluted earnings per share, to measure and assess the performance of our business, to evaluate the effectiveness of our business strategies, to make budgeting decisions, to make certain compensation decisions, and to compare our performance against that of other peer companies using similar measures. We believe that presentation of the GAAP and the non-GAAP metrics in this filing will aid investors in understanding our business. Management measures operating performance based on adjusted EBITDA defined for a particular period as net income (loss) excluding interest expense, provision (benefit) for income taxes, depreciation and amortization expense, intangible asset amortization, equity-based compensation expense, goodwill impairment expense, acquisition and integration expense, and other items not indicative of our ongoing operating performance. Management also measures operating performance based on adjusted net income defined for a particular period as net income (loss) excluding, equity-based compensation expense, amortization of acquisition-related intangible assets, acquisition and integration expense, and other items not indicative of our ongoing operating performance. Further, management measures operating performance based on adjusted diluted earnings per share defined for a particular period as adjusted net income divided by the weighted-average diluted common shares outstanding.

Measure:: 3
Pay vs Performance Disclosure
Name	Bookings
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,485,296)	$ (4,883,430)	$ (4,999,995)	$ (2,238,677)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,978,207	2,424,943	5,074,995	6,149,449
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	143,583	(4,773,902)	(3,386,287)	26,321,151
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,573,410)	(601,118)	33,834,317
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	949,812			4,194,464
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,615,932)	(1,309,669)	(1,502,429)	(1,385,758)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,989,888	647,159	1,524,608	7,613,117
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	393,672	(1,875,780)	(1,269,890)	2,959,297
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(886,016)	17,022	1,706,275
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	277,960
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,842,728)
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount